American Funds Insurance Series® Bond Fund Summary prospectus Class 1 shares May 1, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclass1@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2020, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.36%
Other expenses	0.04
Total annual fund operating expenses	0.40

Example This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1	$41	$128	$224	$505

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series – Bond Fund / Summary prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series – Bond Fund / Summary prospectus     2

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     American Funds Insurance Series – Bond Fund / Summary prospectus

Investment results The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime
Fund (inception date — 1/2/96)	9.70%	3.31%	3.87%	4.72%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.06
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	4.79

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/afis.

INA1IPX-078-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Bond Fund Summary prospectus Class 1A shares May 1, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclass1a@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2020, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 1A shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 1A
Management fee	0.36%
Other expenses	0.29
Total annual fund operating expenses	0.65

Example This example is intended to help you compare the cost of investing in Class 1A shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 1A	$66	$208	$362	$810

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series – Bond Fund / Summary prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series – Bond Fund / Summary prospectus     2

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     American Funds Insurance Series – Bond Fund / Summary prospectus

Investment results The following bar chart shows how the investment results of the Class 1A shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years*	10 years*	Lifetime*
Fund	9.36%	3.06%	3.62%	4.46%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.06
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	4.79

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 1A shares began investment operations on January 6, 2017; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 1A shares and is described in the “Fund expenses” section of the prospectus. Returns for Class 1 shares are comparable to those of Class 1A shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/afis.

INA5IPX-078-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Bond Fund Summary prospectus Class 2 shares May 1, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclass2@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2020, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 2
Management fee	0.36%
Distribution and/or service (12b-1) fees	0.25
Other expenses	0.04
Total annual fund operating expenses	0.65

Example This example is intended to help you compare the cost of investing in Class 2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 2	$66	$208	$362	$810

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series – Bond Fund / Summary prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series – Bond Fund / Summary prospectus     2

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     American Funds Insurance Series – Bond Fund / Summary prospectus

Investment results The following bar chart shows how the investment results of the Class 2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years	Lifetime*
Fund	9.36%	3.05%	3.60%	4.46%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.06
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	4.79

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 2 shares began investment operations on April 30, 1997; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .25% annual expense that applies to Class 2 shares and is described in the “Plan of distribution” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 2 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/afis.

INA2IPX-078-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Bond Fund Summary prospectus Class 4 shares May 1, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may not receive paper copies of the fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive paper copies of all future reports free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company. Your election to receive paper reports will apply to all investment options available under your contract.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/afis. You can also get this information at no cost by calling (800) 421-9900, ext. 65413 or by sending an email request to afisclass4@americanfunds.com. The current prospectus and statement of additional information, dated May 1, 2020, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management fee	0.36%
Distribution fees	0.25
Other expenses	0.29
Total annual fund operating expenses	0.90

Example This example is intended to help you compare the cost of investing in Class 4 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class 4	$92	$287	$498	$1,108

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 373% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. Generally, the fund may invest in debt securities of any maturity or duration.

The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

1     American Funds Insurance Series – Bond Fund / Summary prospectus

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Insurance Series – Bond Fund / Summary prospectus     2

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     American Funds Insurance Series – Bond Fund / Summary prospectus

Investment results The following bar chart shows how the investment results of the Class 4 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

Average annual total returns For the periods ended December 31, 2019:	1 year	5 years	10 years*	Lifetime*
Fund	9.08%	2.78%	3.36%	4.21%
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.72	3.05	3.75	5.06
Lipper Core Bond Funds Average (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	4.79

* Lifetime returns are from January 2, 1996, the date the fund began investment operations. Class 4 shares began investment operations on December 14, 2012; therefore, returns for the fund prior to that date assume a hypothetical investment in Class 1 shares, but reflect the .50% annual expense that applies to Class 4 shares, .25% of which is described in the “Plan of distribution” section of this prospectus and .25% of which is described in the “Fund expenses” section of this prospectus. Returns for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri	4 years	Partner – Capital Fixed Income Investors
David A. Hoag	13 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Shares of the fund are not sold directly to the general public. The fund is offered only as an underlying investment option for variable insurance contracts, and insurance company separate accounts and qualified feeder funds — and not the holders of variable insurance contracts — are the shareholders of the fund. Although the fund does not require a minimum amount for initial or subsequent purchases from insurance companies, your insurance company may impose investment minimums for your purchase of the fund.

You may sell (redeem) shares on any business day. You must sell (redeem) shares through your insurance company.

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/afis.

INA4IPX-078-0520P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857